UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071
DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

Cash Management Fund
Cash Management Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2011, the Fund owned approximately 5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 15.6%
Bank of Nova Scotia, 0.27%, 5/2/2011	39,000,000	39,002,683
Bank of Tokyo-Mitsubishi-UFJ Ltd.:
0.29%, 6/6/2011	300,000,000	300,000,000
0.3%, 4/14/2011	100,000,000	100,000,000
0.3%, 4/29/2011	200,000,000	200,000,000
Barclays Bank PLC, 0.15%, 4/12/2011	11,000,000	11,000,000
BNP Paribas:
0.45%, 10/12/2011	42,500,000	42,500,000
0.45%, 10/25/2011	8,000,000	8,000,000
0.53%, 4/12/2011	20,000,000	20,000,122
Credit Agricole SA, 0.39%, 7/22/2011	200,000,000	200,000,000
Dexia Credit Local:
0.28%, 4/5/2011	100,000,000	100,000,000
0.29%, 4/1/2011	70,000,000	70,000,000
144A, 2.375%, 9/23/2011	108,000,000	108,925,278
HSBC Bank PLC, 0.86%, 7/12/2011	55,750,000	55,817,544
International Finance Corp., 3.0%, 11/15/2011	15,000,000	15,242,234
KBC Bank NV, 0.45%, 4/13/2011	375,000,000	375,000,000
Kommuninvest I Sverige, 0.55%, 4/19/2011	30,550,000	30,553,170
Merck & Co., Inc., 1.875%, 6/30/2011	767,000	770,116
Mizuho Corporate Bank Ltd., 0.31%, 5/3/2011	150,000,000	150,000,000
Natixis:
0.26%, 4/25/2011	206,500,000	206,500,000
0.34%, 5/3/2011	200,000,000	200,000,000
Nordea Bank Finland PLC:
0.27%, 6/28/2011	123,500,000	123,500,000
0.28%, 4/14/2011	100,000,000	100,000,000
0.28%, 7/5/2011	60,250,000	60,250,794
0.44%, 6/30/2011	25,000,000	25,001,869
0.67%, 7/20/2011	31,000,000	31,025,433
Royal Bank of Scotland NV, 0.32%, 6/15/2011	163,500,000	163,500,000
Royal Bank of Scotland PLC:
0.18%, 4/12/2011	11,000,000	11,000,000
144A, 3.0%, 12/9/2011	100,000,000	101,776,783
Skandinaviska Enskilda Banken AB:
0.29%, 4/5/2011	245,250,000	245,250,000
0.3%, 5/3/2011	383,000,000	383,000,000
0.3%, 5/23/2011	184,000,000	184,000,000
0.31%, 5/27/2011	132,500,000	132,500,000
Societe Generale:
0.35%, 4/11/2011	43,000,000	43,001,193
0.35%, 5/16/2011	203,000,000	203,000,000
0.41%, 4/21/2011	250,000,000	250,000,000
0.41%, 4/26/2011	28,350,000	28,350,000
Sumitomo Mitsui Banking Corp.:
0.25%, 4/42011	200,000,000	200,000,000
0.25%, 4/8/2011	113,000,000	113,000,000
0.28%, 6/1/2011	75,000,000	75,000,000
0.3%, 5/3/2011	82,000,000	82,000,000
Svenska Handelsbanken AB:
0.275%, 6/23/2011	41,000,000	41,000,236
0.28%, 5/24/2011	50,000,000	50,000,184

Total Certificates of Deposit and Bank Notes (Cost $4,879,467,639)		4,879,467,639
Commercial Paper 29.1%
Issued at Discount**
Archer-Daniels-Midland Co.:
0.25%, 4/5/2011	10,000,000	9,999,722
0.25%, 4/8/2011	55,000,000	54,997,326
0.25%, 4/11/2011	63,200,000	63,195,611
Argento Variable Funding:
144A, 0.31%, 6/20/2011	100,000,000	99,931,111
144A, 0.32%, 5/3/2011	200,000,000	199,943,111
144A, 0.33%, 5/3/2011	70,000,000	69,979,467
Barclays Bank PLC:
0.3%, 4/5/2011	300,000,000	299,990,000
0.31%, 5/26/2011	29,500,000	29,486,028
0.36%, 7/1/2011	250,000,000	249,772,500
BPCE SA, 0.385%, 6/21/2011	45,200,000	45,160,845
Caisse d'Amortissement de la Dette Sociale:
0.27%, 5/11/2011	23,000,000	22,993,100
0.27%, 5/31/2011	185,000,000	184,916,750
0.275%, 6/16/2011	60,000,000	59,965,167
0.28%, 5/31/2011	150,000,000	149,930,000
0.28%, 6/1/2011	55,400,000	55,373,716
0.29%, 5/31/2011	177,000,000	176,914,450
Eksportfinans AS, 0.19%, 4/4/2011	107,000,000	106,998,306
General Electric Capital Corp., 0.22%, 5/6/2011	140,000,000	139,970,056
General Electric Capital Services, Inc.:
0.24%, 5/17/2011	100,000,000	99,969,333
0.25%, 4/20/2011	100,000,000	99,986,806
Hannover Funding Co., LLC:
0.4%, 4/15/2011	75,000,000	74,988,333
0.4%, 5/17/2011	21,504,000	21,493,009
Johnson & Johnson:
144A, 0.17%, 7/18/2011	69,750,000	69,714,428
144A, 0.19%, 8/22/2011	50,000,000	49,962,264
144A, 0.2%, 4/19/2011	140,000,000	139,986,000
144A, 0.2%, 5/20/2011	100,000,000	99,972,778
144A, 0.2%, 8/22/2011	100,000,000	99,920,556
144A, 0.21%, 4/14/2011	100,000,000	99,992,417
144A, 0.21%, 5/27/2011	200,000,000	199,934,667
144A, 0.22%, 4/14/2011	200,000,000	199,984,111
144A, 0.22%, 11/10/2011	100,000,000	99,863,722
144A, 0.23%, 8/5/2011	50,000,000	49,959,750
144A, 0.23%, 8/8/2011	50,000,000	49,958,792
144A, 0.28%, 9/2/2011	200,000,000	199,760,444
JPMorgan Chase & Co., 0.01%, 4/1/2011	4,000,000	4,000,000
Kells Funding LLC:
144A, 0.31%, 6/24/2011	100,000,000	99,927,667
144A, 0.31%, 6/30/2011	100,000,000	99,922,500
144A, 0.33%, 5/9/2011	64,000,000	63,977,707
144A, 0.35%, 5/18/2011	20,000,000	19,990,861
144A, 0.35%, 6/6/2011	64,000,000	63,958,933
144A, 0.37%, 6/6/2011	74,500,000	74,449,464
144A, 0.37%, 6/20/2011	100,000,000	99,917,778
144A, 0.38%, 6/17/2011	76,000,000	75,938,229
144A, 0.39%, 7/5/2011	35,650,000	35,613,310
144A, 0.39%, 9/1/2011	50,000,000	49,917,125
144A, 0.39%, 9/6/2011	97,500,000	97,333,113
144A, 0.4%, 7/1/2011	44,850,000	44,804,652
144A, 0.41%, 6/15/2011	93,500,000	93,420,135
LMA Americas LLC, 0.24%, 4/19/2011	76,011,000	76,001,879
Market Street Funding Corp., 0.24%, 4/7/2011	18,009,000	18,008,280
Natexis Banques Populaires US Finance Co., LLC, 0.31%, 5/10/2011	150,000,000	149,949,625
New York Life Capital Corp., 0.19%, 4/1/2011	6,000,000	6,000,000
Nieuw Amsterdam Receivables Corp., 0.27%, 5/16/2011	75,000,000	74,974,687
Novartis Finance Corp., 0.2%, 4/14/2011	25,000,000	24,998,194
NRW.Bank:
0.275%, 6/10/2011	58,000,000	57,968,986
0.28%, 6/13/2011	135,000,000	134,923,350
0.29%, 4/5/2011	180,500,000	180,494,184
0.29%, 4/20/2011	2,400,000	2,399,633
0.3%, 5/2/2011	88,000,000	87,977,267
0.3%, 5/3/2011	135,000,000	134,964,000
0.3%, 5/23/2011	29,500,000	29,487,217
0.345%, 4/12/2011	143,000,000	142,984,925
PepsiCo, Inc.:
0.16%, 4/11/2011	100,000,000	99,995,556
0.17%, 4/19/2011	30,000,000	29,997,450
0.18%, 4/4/2011	100,000,000	99,998,500
0.18%, 4/18/2011	30,000,000	29,997,450
0.18%, 5/27/2011	100,000,000	99,972,000
0.19%, 5/13/2011	50,000,000	49,988,917
Procter & Gamble Co.:
0.2%, 4/8/2011	28,200,000	28,198,903
0.24%, 5/13/2011	100,000,000	99,972,000
0.25%, 4/26/2011	50,000,000	49,991,319
0.19%, 5/31/2011	50,000,000	49,984,167
0.2%, 6/15/2011	40,000,000	39,983,333
Romulus Funding Corp.:
144A, 0.38%, 4/1/2011	11,500,000	11,500,000
144A, 0.4%, 4/1/2011	50,000,000	50,000,000
144A, 0.42%, 5/3/2011	17,000,000	16,993,653
144A, 0.43%, 4/20/2011	20,000,000	19,995,461
144A, 0.44%, 4/28/2011	80,000,000	79,973,600
Sanofi-Aventis SA:
0.26%, 7/14/2011	26,500,000	26,480,096
0.3%, 8/15/2011	260,000,000	259,705,333
0.3%, 8/16/2011	72,000,000	71,917,800
0.31%, 8/18/2011	75,000,000	74,910,229
Scaldis Capital LLC:
0.29%, 4/4/2011	36,000,000	35,999,130
0.32%, 4/1/2011	100,000,000	100,000,000
0.32%, 5/2/2011	100,000,000	99,972,444
0.32%, 5/16/2011	17,000,000	16,993,200
Scotiabanc, Inc., 0.19%, 4/7/2011	20,000,000	19,999,367
Sheffield Receivables Corp., 144A, 0.3%, 4/4/2011	67,500,000	67,498,312
Shell International Finance BV, 0.345%, 7/5/2011	98,100,000	98,010,688
Skandinaviska Enskilda Banken AB, 0.3%, 5/6/2011	166,800,000	166,751,350
Societe Generale North America, Inc., 0.315%, 5/16/2011	150,000,000	149,940,937
Standard Chartered Bank, 0.29%, 5/24/2011	19,400,000	19,391,717
Straight-A Funding LLC:
144A, 0.23%, 4/6/2011	57,500,000	57,498,163
144A, 0.25%, 5/2/2011	82,500,000	82,482,240
144A, 0.25%, 5/3/2011	100,000,000	99,977,778
144A, 0.25%, 5/9/2011	25,000,000	24,993,403
144A, 0.25%, 5/17/2011	100,000,000	99,968,056
144A, 0.253%, 5/10/2011	48,200,000	48,186,946
Sumitomo Mitsui Banking Corp., 0.27%, 4/18/2011	21,000,000	20,997,322
Svenska Handelsbanken AB, 0.28%, 5/9/2011	1,000,000	999,704
Swedbank AB:
0.29%, 4/29/2011	126,000,000	125,971,580
0.33%, 4/18/2011	200,000,000	199,968,833
0.33%, 4/26/2011	170,000,000	169,961,042
Swedish Housing Finance Corp.:
144A, 0.39%, 6/9/2011	19,000,000	18,985,797
144A, 0.4%, 6/2/2011	25,000,000	24,982,778
144A, 0.5%, 4/4/2011	50,000,000	49,997,917
144A, 0.5%, 4/7/2011	40,000,000	39,996,667
144A, 0.5%, 5/3/2011	65,000,000	64,971,111
Sydney Capital Corp., 144A, 0.4%, 4/14/2011	12,000,000	11,998,267
Tasman Funding, Inc., 144A, 0.29%, 4/8/2011	92,139,000	92,133,804
Total Capital Canada Ltd., 144A, 0.31%, 9/15/2011	15,000,000	14,978,429
Wal-Mart Stores, Inc.:
0.16%, 4/25/2011	15,000,000	14,998,400
0.18%, 4/18/2011	28,250,000	28,247,599

Total Commercial Paper (Cost $9,075,677,125)		9,075,677,125
Government & Agency Obligations 5.5%
Foreign Government Obligations 0.3%
Kingdom of Denmark, 2.75%, 11/15/2011	88,200,000	89,468,452
Other Government Related (a) 0.8%
European Investment Bank:
0.24%, 6/28/2011	36,000,000	35,978,880
0.25%, 6/24/2011	200,000,000	199,883,333
International Bank for Reconstruction & Development, 0.306% *, 7/13/2011	6,500,000	6,500,565

		242,362,778
US Government Sponsored Agencies 2.0%
Federal Farm Credit Bank:
0.241% *, 11/2/2011	60,000,000	59,998,233
0.259% **, 10/20/2011	39,000,000	38,943,103
0.319% **, 12/16/2011	10,000,000	9,976,978
Federal Home Loan Bank:
0.18% *, 5/25/2011	50,000,000	49,997,005
0.25%, 10/28/2011	42,000,000	41,998,001
0.26%, 11/23/2011	28,000,000	27,993,845
0.26%, 11/29/2011	27,055,000	27,052,613
0.268% **, 9/12/2011	18,000,000	17,977,860
0.3%, 11/23/2011	100,000,000	99,996,767
0.52%, 4/12/2011	22,500,000	22,500,000
Federal National Mortgage Association:
0.148% *, 7/27/2011	33,800,000	33,792,845
0.149% **, 8/22/2011	132,000,000	131,921,350
0.164% **, 9/14/2011	52,500,000	52,460,056
0.189% **, 1/3/2012	20,000,000	19,970,761
0.422% **, 4/7/2011	3,235,000	3,234,736

		637,814,153
US Treasury Obligations 2.4%
US Treasury Bills:
0.142%**, 5/5/2011	1,116,000	1,115,958
0.04%**, 5/12/2011	2,745,000	2,744,875
0.045%**, 4/7/2011	13,978,000	13,977,895
0.045%**, 5/12/2011	2,219,000	2,218,886
0.055%**, 4/14/2011	15,112,000	15,111,700
0.06%**, 5/26/2011	1,135,000	1,134,896
0.07%**, 6/9/2011	2,007,000	2,006,731
0.075%**, 6/23/2011	4,931,000	4,930,147
0.08%**, 7/7/2011	2,983,000	2,982,357
0.09%**, 4/14/2011	4,275,000	4,274,861
0.09%**, 6/9/2011	200,000	199,965
0.095%**, 7/7/2011	2,000,000	1,999,488
0.1%**, 6/2/2011	2,765,000	2,764,524
0.105%**, 6/16/2011	991,000	990,780
0.11%**, 4/21/2011	1,704,000	1,703,896
0.11%**, 5/12/2011	4,856,000	4,855,392
0.115%, 4/7/2011	10,000,000	9,999,808
0.115%**, 6/2/2011	956,000	955,811
0.12%**, 5/26/2011	4,476,000	4,475,179
0.12%**, 6/9/2011	1,905,000	1,904,562
0.125%**, 6/16/2011	855,000	854,774
0.14%**, 4/7/2011	938,000	937,978
0.14%**, 5/5/2011	5,955,000	5,954,213
0.142%**, 5/5/2011	979,000	978,871
0.145%**, 4/14/2011	1,492,000	1,491,922
0.145%**, 4/21/2011	1,141,000	1,140,908
0.145%**, 5/12/2011	1,999,000	1,998,670
0.15%**, 4/28/2011	1,805,000	1,804,797
0.15%**, 5/5/2011	10,000,000	9,998,583
0.152%**, 5/26/2011	500,000	499,885
0.16%**, 9/1/2011	77,500,000	77,447,300
0.16%**, 9/29/2011	10,000,000	9,991,956
US Treasury Notes:
0.875%, 1/31/2012	75,000,000	75,344,471
1.0%, 9/30/2011	117,000,000	117,422,521
1.0%, 10/31/2011	84,000,000	84,368,714
1.375%, 2/15/2012	42,500,000	42,882,681
1.75%, 11/15/2011	85,000,000	85,795,265
4.5%, 9/30/2011	100,000,000	102,099,413
4.5%, 11/30/2011	34,500,000	35,458,931
4.625%, 2/29/2012	12,000,000	12,465,131

		749,284,695

Total Government & Agency Obligations (Cost $1,718,930,078)		1,718,930,078
Short Term Notes * 16.1%
Abbey National Treasury Services PLC, 0.53%, 11/2/2011	228,000,000	228,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.37%, 1/20/2012	72,000,000	72,000,000
Bank of Nova Scotia:
0.26%, 8/25/2011	150,000,000	150,000,000
0.31%, 9/12/2011	104,450,000	104,450,000
0.39%, 12/8/2011	85,000,000	85,000,000
Barclays Bank PLC:
0.573%, 7/19/2011	166,000,000	166,000,000
0.653%, 4/21/2011	240,000,000	240,000,000
Bayerische Landesbank, 0.312%, 4/23/2012	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
0.22%, 5/12/2011	138,600,000	138,600,000
0.23%, 4/26/2011	140,000,000	140,000,000
0.24%, 8/8/2011	163,000,000	163,000,000
0.34%, 10/11/2011	15,000,000	15,003,196
0.4%, 4/26/2011	199,850,000	199,850,000
Commonwealth Bank of Australia:
144A, 0.358%, 2/3/2012	135,000,000	135,000,000
144A, 2.4%, 1/12/2012	43,132,000	43,787,175
Credit Suisse, 0.23%, 6/3/2011	75,857,000	75,857,000
Dexia Credit Local, 2.053%, 4/18/2011	115,000,000	115,000,000
DnB NOR Bank ASA, 144A, 0.283%, 4/26/2011	158,500,000	158,500,000
General Electric Capital Corp., 0.383%, 8/15/2011	94,895,000	94,924,313
International Business Machines Corp., 0.884%, 7/28/2011	33,980,000	34,051,010
JPMorgan Chase Bank NA, 0.248%, 5/31/2011	191,200,000	191,200,000
Kells Funding LLC:
144A, 0.355%, 8/15/2011	125,000,000	125,000,000
144A, 0.383%, 2/24/2012	147,500,000	147,500,000
National Australia Bank Ltd., 0.318%, 6/10/2011	200,000,000	200,000,000
Nordea Bank Finland PLC, 0.56%, 2/3/2012	35,000,000	35,060,262
Rabobank Nederland NV:
0.308%, 4/26/2011	100,000,000	100,000,000
0.33%, 8/8/2011	238,200,000	238,200,000
0.338%, 1/10/2012	108,250,000	108,250,000
0.343%, 4/24/2012	133,000,000	133,000,000
144A, 0.384%, 3/16/2012	75,000,000	75,000,000
144A, 0.458%, 9/28/2011	82,000,000	82,060,456
144A, 2.052%, 4/7/2011	278,000,000	278,000,000
Royal Bank of Canada:
0.243%, 5/13/2011	100,000,000	100,000,000
0.33%, 8/16/2011	20,000,000	20,006,763
0.35%, 8/12/2011	115,000,000	115,000,000
0.709%, 6/23/2011	12,210,000	12,221,307
0.954%, 7/29/2011	2,000,000	2,004,455
Societe Generale:
0.36%, 4/21/2011	78,350,000	78,350,000
0.36%, 5/19/2011	147,800,000	147,800,000
Svenska Handelsbanken AB, 144A, 0.402%, 11/9/2011	19,000,000	19,000,000
Westpac Banking Corp.:
0.303%, 4/14/2011	65,000,000	65,000,000
0.31%, 10/12/2011	132,000,000	132,000,000
144A, 0.324%, 10/28/2011	46,000,000	46,006,115
0.33%, 11/21/2011	100,000,000	100,000,000
0.4%, 1/10/2012	85,000,000	85,000,000

Total Short Term Notes (Cost $5,034,682,052)		5,034,682,052
Time Deposits 18.2%
Bank of Nova Scotia, 0.08%, 4/1/2011	300,000,000	300,000,000
Branch Banking & Trust Co., 0.01%, 4/1/2011	75,000,000	75,000,000
Canadian Imperial Bank of Commerce, 0.01%, 4/1/2011	700,000,000	700,000,000
Citibank NA:
0.12%, 4/1/2011	411,000,000	411,000,000
0.17%, 4/7/2011	138,077,723	138,077,723
DnB NOR Bank ASA, 0.09%, 4/1/2011	1,000,000,000	1,000,000,000
JPMorgan Chase Bank NA, 0.01%, 4/1/2011	1,300,000,000	1,300,000,000
KBC Bank NV, 0.01%, 4/1/2011	1,000,000,000	1,000,000,000
National Bank of Canada, 0.01%, 4/1/2011	100,000,000	100,000,000
PNC Bank NA, 0.01%, 4/1/2011	500,000,000	500,000,000
State Street Euro Dollar, 0.01%, 4/1/2011	162,000,000	162,000,000

Total Time Deposits (Cost $5,686,077,723)		5,686,077,723
Municipal Bonds and Notes 15.7%
Alachua County, FL, Health Facilities Authority, Continuing Care, Oak Hammock University of Florida Project, Series A, 0.23% ***, 10/1/2032, LOC: Bank of Scotland	21,360,000	21,360,000
Albemarle County, VA, Economic Development Authority, Hospital Revenue, Martha Jefferson Hospital, Series B, 0.24% ***, 10/1/2048, LOC: Branch Banking & Trust	6,000,000	6,000,000
Allegheny County, PA, Industrial Development Authority Revenue, UPMC Children's Hospital, Series A, 0.22% ***, 10/1/2032, LOC: Bank of America NA	21,050,000	21,050,000
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.25% ***, 6/1/2036, LOC: JPMorgan Chase Bank	18,400,000	18,400,000
Arizona, Board of Regents, State University Systems Revenue, Series A, 0.2% ***, 7/1/2034, LOC: Lloyds TSB Bank PLC	4,415,000	4,415,000
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.21% ***, 1/1/2035, LOC: Scotiabank	13,460,000	13,460,000
Arizona, Health Facilities Authority Revenue, Catholic West:
Series A, 0.22% ***, 7/1/2035, LOC: JPMorgan Chase Bank	18,300,000	18,300,000
Series B, 0.24% ***, 7/1/2035, LOC: Bank of America NA	19,000,000	19,000,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.22% ***, 12/1/2035, GTY: FirstEnergy Solutions, LOC: Citibank NA	9,095,000	9,095,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, AMT, 0.5% *, 3/1/2041, LIQ: JPMorgan Chase Bank	30,000,000	30,000,000
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E-5-B, 0.26% ***, 6/1/2042, LOC: Branch Banking & Trust	12,900,000	12,900,000
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, Crossing Apartments, Series A, AMT, 0.24% ***, 12/15/2037, INS: Fannie Mae, LIQ: Fannie Mae	5,400,000	5,400,000
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series A-1, 144A, 0.17% ***, 4/1/2047, LOC: Bank of America NA	21,000,000	21,000,000
Series A-2, 0.17% ***, 4/1/2047, LOC: Union Bank NA	20,500,000	20,500,000
Series D-2, 0.18% ***, 4/1/2047, LOC: JPMorgan Chase Bank	39,200,000	39,200,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series D-1, 0.17% ***, 4/1/2045, LOC: Lloyds TSB Bank PLC	10,500,000	10,500,000
Series C-1, 0.17% ***, 4/1/2047, LOC: JPMorgan Chase Bank	48,750,000	48,750,000
Series E-3, 0.17% ***, 4/1/2047, LOC: Bank of America NA	25,000,000	25,000,000
California, Housing Finance Agency Revenue, Series A, AMT, 0.25% ***, 8/1/2035, LOC: Fannie Mae & Freddie Mac	8,435,000	8,435,000
California, Housing Finance Agency Revenue, Home Mortgage, Series D, 144A, AMT, 0.23% ***, 2/1/2040, LOC: Fannie Mae & Freddie Mac	29,325,000	29,325,000
California, State Economic Recovery, Series C-3, 0.17% ***, 7/1/2023, LOC: Bank of America NA	17,000,000	17,000,000
California, State General Obligation:
Series B-5, 0.22% ***, 5/1/2040, LOC: Barclays Bank PLC	2,780,000	2,780,000
Series B-1, 0.23% ***, 5/1/2040, LOC: Bank of America NA	20,000,000	20,000,000
California, State Kindergarten:
Series A-3, 0.16% ***, 5/1/2034, LOC: State Street Bank & Trust Co. & California State Teacher's Retirement System	7,600,000	7,600,000
Series A-5, 0.21% ***, 5/1/2034, LOC: Citibank NA & California State Teacher's Retirement System	14,650,000	14,650,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.24% ***, 10/1/2036, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	7,115,000	7,115,000
California, Statewide Communities Development Authority Revenue, Retirement Housing Foundation, 0.24% ***, 9/1/2030, LOC: KBC Bank NV	9,360,000	9,360,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Bay Vista At Meadow Park, Series NN-1, AMT, 0.24% ***, 11/15/2037, INS: Fannie Mae, LIQ: Fannie Mae	29,320,000	29,320,000
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Co. Project:
Series A, AMT, 0.26% ***, 10/1/2034, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Series B, AMT, 0.27% ***, 10/1/2034, LOC: Wells Fargo Bank NA	12,500,000	12,500,000
Channahon, IL, Morris Hospital Revenue, 0.24% ***, 12/1/2034, LOC: US Bank NA	5,220,000	5,220,000
Charlotte-Mecklenburg, NC, Hospital Authority, Health Care Systems Revenue, Carolinas Healthcare, Series C, 0.21% ***, 1/15/2026, LOC: US Bank NA	10,435,000	10,435,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-1, 0.19% ***, 3/1/2026, LOC: Harris Trust & Savings Bank	4,400,000	4,400,000
Chicago, IL, Midway Airport Revenue:
Series B, AMT, 0.24% ***, 1/1/2029, LOC: JPMorgan Chase Bank	17,500,000	17,500,000
Series A-1, 0.28% ***, 1/1/2021, LOC: Morgan Stanley Bank (b)	22,000,000	22,000,000
Clark County, NV, Passenger Facility Charge Revenue, McCarran International Airport, Series F-2, 0.27% ***, 7/1/2022, LOC: Union Bank NA	18,000,000	18,000,000
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/89th Garage Project, 0.22% ***, 1/1/2037, LOC: JPMorgan Chase Bank	18,125,000	18,125,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.22% ***, 12/1/2033, LOC: Bank of America NA	18,000,000	18,000,000
Colorado, Centerra Metropolitan District No. 1 Revenue, 0.25% ***, 12/1/2029, LOC: US Bank NA	21,770,000	21,770,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.22% ***, 6/1/2038, LOC: US Bank NA	12,500,000	12,500,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.23% ***, 6/1/2038, LOC: JPMorgan Chase Bank	14,000,000	14,000,000
Colorado, Housing & Finance Authority, Series I-A1, 144A, 0.21% ***, 10/1/2036, LIQ: Barclays Bank PLC (b)	20,690,000	20,690,000
Colorado, Housing & Finance Authority, Single Family Program, Series I-A1, 0.5% ***, 11/1/2034, SPA: Dexia Credit Local (b)	13,135,000	13,135,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series A-2, 0.22% ***, 5/1/2038, LOC: Fannie Mae & Freddie Mac (b)	26,780,000	26,780,000
"I", Series B1, 0.25% ***, 5/1/2038, LOC: Fannie Mae & Freddie Mac (b)	38,870,000	38,870,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.25% ***, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	12,000,000	12,000,000
Colorado Springs, CO, Utilities Revenue, Series C, 0.25% ***, 11/1/2040, SPA: JPMorgan Chase Bank	18,500,000	18,500,000
Contra Costa County, CA, Multi-Family Housing Revenue, Creekview Apartments, Series B, 144A, AMT, 0.24% ***, 7/1/2036, INS: Freddie Mac, LOC: Freddie Mac	6,000,000	6,000,000
District of Columbia, University Revenue, Wells Fargo Stage Trust, Series 57C, 144A, 0.25% ***, 4/1/2034, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,995,000	24,995,000
Erie County, PA, Hospital Authority, Health Facilities Revenue, St. Mary's Home Erie Project, Series A, 0.28% ***, 7/1/2038, LOC: Bank of America NA	8,200,000	8,200,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.25% ***, 7/1/2038, LOC: Northern Trust Co.	13,210,000	13,210,000
Florida, Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.22% ***, 2/1/2038, LOC: Bank of America NA	17,665,000	17,665,000
Florida, Halifax Hospital Medical Center Revenue, 0.24% ***, 6/1/2048, LOC: JPMorgan Chase & Co.	35,000,000	35,000,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.26% ***, 10/15/2032, INS: Fannie Mae, LIQ: Fannie Mae	8,920,000	8,920,000
Florida, Keys Aqueduct Authority Water Revenue, 0.21% ***, 9/1/2035, LOC: TD Bank NA	16,200,000	16,200,000
Florida, Lee Memorial Heath Systems Hospital Revenue, Series B, 0.24% ***, 4/1/2033, LOC: Bank of America NA	17,340,000	17,340,000
Fremont, CA, Certificates of Participation, 0.22% ***, 8/1/2038, LOC: US Bank NA	26,160,000	26,160,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.25% ***, 8/1/2040, SPA: Royal Bank of Canada	13,500,000	13,500,000
Georgia, Metropolitan Rapid Transportation Authority, Sales Tax Revenue, Series A, 144A, 0.21% ***, 7/1/2025, LOC: JPMorgan Chase Bank	10,600,000	10,600,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.2% ***, 9/1/2035	28,835,000	28,835,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.24% ***, 10/1/2036, LOC: Branch Banking & Trust	11,040,000	11,040,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Hospital Systems, Series D-3, 0.25% ***, 6/1/2029, LOC: Bank of America NA	15,100,000	15,100,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 0.22% ***, 9/1/2031, LOC: JPMorgan Chase & Co.	14,900,000	14,900,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Hospital:
Series F, 0.22% ***, 11/15/2035, LOC: Wells Fargo Bank NA	13,300,000	13,300,000
Series D, 0.23% ***, 11/15/2037, LOC: Bank of America NA	31,410,000	31,410,000
Houston, TX, RBC Municipal Products, Inc. Trust Certificates, Utility Systems Revenue, Series E-14, 144A, 0.25% ***, 5/15/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	24,070,000	24,070,000
Idaho, Health Facilities Authority Revenue, St. Luke's Health Systems Project, Series A, 0.24% ***, 11/1/2043, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.23% ***, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, Finance Authority Revenue:
Series A, 0.24% ***, 11/15/2022, INS: Radian, LOC: JPMorgan Chase Bank	12,085,000	12,085,000
"A", 144A, 0.24% ***, 12/1/2042, LIQ: Citibank NA	3,120,000	3,120,000
Series 15C, 144A, 0.25% ***, 10/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,405,000	24,405,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series A, 0.21% ***, 4/1/2039, LOC: JPMorgan Chase Bank	13,130,000	13,130,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series A, 0.25% ***, 8/1/2044, LOC: Bank of America NA	9,250,000	9,250,000
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.21% ***, 8/1/2029, LOC: Harris NA	6,685,000	6,685,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Republic Services, Inc., 0.22% ***, 11/1/2035, LOC: JPMorgan Chase Bank	9,150,000	9,150,000
Indiana, State Finance Authority Revenue, Ascension Health Credit Group, Series E-7, 0.22% ***, 11/15/2033	23,600,000	23,600,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana, Inc. Project, Series A-5, 0.22% ***, 10/1/2040, LOC: Bank of America NA	16,200,000	16,200,000
Jacksonville, FL, Electronic Systems Revenue, 0.33%, 6/7/2011	35,000,000	35,000,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B-3, 0.35% ***, 7/1/2033, LOC: Mizuho Corporate Bank (b)	15,000,000	15,000,000
Kansas, State Department of Transportation Highway Revenue:
Series B-1, 0.16% ***, 9/1/2019, SPA: Barclays Bank PLC	31,750,000	31,750,000
Series B-2, 0.16% ***, 9/1/2019, SPA: Barclays Bank PLC	32,000,000	32,000,000
Series C-2, 0.19% ***, 9/1/2022, SPA: JPMorgan Chase Bank	12,000,000	12,000,000
Series C-3, 0.19% ***, 9/1/2023, SPA: JPMorgan Chase Bank	14,500,000	14,500,000
Series A-5, 0.2% ***, 9/1/2015, SPA: US Bank NA	15,000,000	15,000,000
Series C-3, 0.2% ***, 9/1/2019, SPA: JPMorgan Chase Bank	23,450,000	23,450,000
Kansas City, MO, Industrial Development Authority, Student Housing Facilities Revenue, Oak Street West Student, 144A, 0.25% ***, 8/1/2038, LOC: Bank of America NA	30,375,000	30,375,000
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series E, 0.25% ***, 4/15/2034, LOC: Bank of America NA	27,500,000	27,500,000
Knox County, TN, Health Education & Housing Facilities Board, Hospital Facilities Revenue, Covenant Health, Series B, 0.25% ***, 1/1/2033, LOC: Bank of America NA	24,000,000	24,000,000
Lincoln County, WY, Pollution Control Revenue, Pacificorp Project, 0.25% ***, 1/1/2016, LOC: Wells Fargo Bank NA	11,250,000	11,250,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.22% ***, 12/1/2032, INS: Freddie Mac, LOC: Freddie Mac	13,500,000	13,500,000
Los Angeles, CA, Unified School District, Certificates of Participation, Administration Building Project, Series A, 0.22% ***, 10/1/2024, LOC: Bank of America NA	7,085,000	7,085,000
Louisiana, Public Facilities Authority Hospital Revenue, Series D, 0.22% ***, 7/1/2028, LOC: US Bank NA	22,025,000	22,025,000
Louisiana, Public Facilities Authority Revenue, Dynamic Fuels LLC Project, 0.23% ***, 10/1/2033, LOC: JPMorgan Chase Bank	11,000,000	11,000,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series D, AMT, 0.28% ***, 11/15/2042, SPA: KBC Bank NV	10,000,000	10,000,000
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.24% ***, 9/15/2035, INS: Fannie Mae, LIQ: Fannie Mae	11,000,000	11,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Suburban Hospital, 0.22% ***, 7/1/2029, LOC: PNC Bank NA	10,835,000	10,835,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.24% ***, 1/1/2043, LOC: Branch Banking & Trust	17,605,000	17,605,000
Massachusetts, State Central Artery Project, Series A, 0.28% ***, 12/1/2030, SPA: Landesbank Baden-Wurttemberg	11,075,000	11,075,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A-4, 0.18% ***, 1/1/2039, SPA: Barclays Bank PLC	14,950,000	14,950,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance:
Series A1, 0.2% ***, 1/1/2029, SPA: TD Bank NA	28,900,000	28,900,000
Series A3, 0.22% ***, 1/1/2039, LOC: Bank of America NA	38,845,000	38,845,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.22% ***, 10/1/2038, LOC: TD Bank NA	4,725,000	4,725,000
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare Systems, Series K-1, 0.2% ***, 7/1/2046, SPA: Wells Fargo Bank NA	45,000,000	45,000,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.23% ***, 4/1/2038, LOC: TD Bank NA	5,400,000	5,400,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.23% ***, 10/1/2030, LOC: RBS Citizens NA	27,355,000	27,355,000
Massachusetts, State General Obligation:
Series A, 0.21% ***, 9/1/2016, SPA: JPMorgan Chase Bank	31,845,000	31,845,000
Series B, 0.26% ***, 3/1/2026, SPA: Bank of America NA	8,400,000	8,400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Hillcrest Extended Care Services, Inc., Series A, 0.28% ***, 10/1/2026, LOC: Bank of America NA	6,685,000	6,685,000
Michigan, Finance Authority, School Loan:
Series B, 0.27% ***, 9/1/2050, LOC: PNC Bank NA (b)	25,000,000	25,000,000
Series C, 0.27% ***, 9/1/2050, LOC: Bank of Montreal (b)	21,000,000	21,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Consumers Energy Co., 0.23% ***, 4/15/2018, LOC: Wells Fargo Bank NA	13,000,000	13,000,000
Minnesota, State Housing Finance Agency, Residential Housing:
Series J, AMT, 0.26% ***, 7/1/2033, SPA: Lloyds TSB Bank PLC	12,245,000	12,245,000
Series C, AMT, 0.26% ***, 1/1/2037, SPA: State Street Bank & Trust Co.	18,170,000	18,170,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series M, AMT, 0.26% ***, 1/1/2036, SPA: Lloyds TSB Bank PLC	8,060,000	8,060,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron USA, Inc., Series B, 0.18% ***, 12/1/2030, GTY: Chevron Corp.	40,000,000	40,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Ascension Health, Series C-3, 0.22% ***, 11/15/2039	14,000,000	14,000,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.21% ***, 1/1/2036, LOC: JPMorgan Chase Bank	10,330,000	10,330,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 0.26% ***, 7/1/2038, LOC: Bank of America NA	19,140,000	19,140,000
Montgomery, AL, BMC Special Care Facilities Financing Authority Revenue, 144A, 0.55% ***, 11/15/2029, GTY: Bank of America NA, INS: NATL, LIQ: Bank of America NA (b)	41,280,000	41,280,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series A, 0.23% ***, 10/1/2030	24,150,000	24,150,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.24% ***, 10/15/2032, INS: Fannie Mae, LIQ: Fannie Mae	11,815,000	11,815,000
Nevada, Housing Division, Single Family Mortgage Revenue, Series A, AMT, 0.4% ***, 10/1/2039, INS: Fannie Mae, Freddie Mac & Ginnie Mae, SPA: JPMorgan Chase Bank	10,000,000	10,000,000
New Jersey, Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, 144A, 0.19% ***, 7/1/2036, LOC: Wells Fargo Bank NA	5,245,000	5,245,000
New Jersey, Health Care Facilities, Financing Authority Revenue, Princeton Health Care, Series B, 0.18% ***, 7/1/2041, LOC: TD Bank NA	8,630,000	8,630,000
New Jersey, State Educational Facilities Authority Revenue, Seton Hall University, Series D, 0.19% ***, 7/1/2037, LOC: TD Bank NA	13,735,000	13,735,000
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series D, 0.22% ***, 6/15/2032, LOC: Sumitomo Mitsui Banking	23,000,000	23,000,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.28% ***, 4/1/2034, LOC: Royal Bank of Canada	20,000,000	20,000,000
New York, Metropolitan Transportation Authority, 0.26%, 4/5/2011	35,000,000	35,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-2, 0.21% ***, 7/1/2037, LOC: Bank of America NA	32,000,000	32,000,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-12121, 0.25% ***, 4/1/2015, LIQ: Citibank NA	15,830,000	15,830,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc.:
Series A-1, 144A, 0.25% ***, 5/1/2039, LOC: Mizuho Corporate Bank	22,800,000	22,800,000
Series C-1, 144A, AMT, 0.28% ***, 11/1/2039, LOC: Mizuho Corporate Bank	11,200,000	11,200,000
Series A-2, 144A, 0.32% ***, 5/1/2039, LOC: Mizuho Corporate Bank	21,100,000	21,100,000
Series C-3, 144A, AMT, 0.32% ***, 11/1/2039	27,000,000	27,000,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.23% ***, 5/15/2037, INS: Fannie Mae, LIQ: Fannie Mae	29,660,000	29,660,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 0.25% ***, 5/15/2041, INS: Fannie Mae, LIQ: Fannie Mae	48,500,000	48,500,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.28% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen (b)	11,650,000	11,650,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.26% ***, 5/15/2036, INS: Fannie Mae, LIQ: Fannie Mae	7,000,000	7,000,000
New York, State Housing Finance Agency Revenue, Helena Housing:
Series A, AMT, 0.23% ***, 5/15/2036, INS: Fannie Mae, LIQ: Fannie Mae	9,000,000	9,000,000
Series A, AMT, 0.23% ***, 5/15/2036, INS: Fannie Mae, LIQ: Fannie Mae	52,950,000	52,950,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 0.23% ***, 11/1/2036, LOC: Landesbank Hessen-Thuringen	10,000,000	10,000,000
New York, State Housing Finance Agency Revenue, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.26% ***, 11/1/2034, INS: Freddie Mac, LOC: Freddie Mac	7,400,000	7,400,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.23% ***, 5/15/2033, INS: Fannie Mae, LIQ: Fannie Mae	16,000,000	16,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Housing, Series A, 0.21% ***, 11/1/2044, LOC: Wells Fargo Bank NA	23,000,000	23,000,000
New York, State Local Government Assistance Corp., Series B-3V, 0.25% ***, 4/1/2024, SPA: JPMorgan Chase Bank	4,000,000	4,000,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 144A, 0.22% ***, 1/1/2032, SPA: JPMorgan Chase Bank	86,590,000	86,590,000
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series C, 144A, 0.21% ***, 2/15/2031, LOC: TD Bank NA	15,420,000	15,420,000
New York City, NY, Transitional Finance Authority Revenue:
Series 2C, 0.19% ***, 11/1/2022, LIQ: Lloyds TSB Bank PLC	30,025,000	30,025,000
Series 3866, 144A, 0.23% ***, 6/1/2011, LIQ: JPMorgan Chase & Co.	75,000,000	75,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series G-5, 0.18% ***, 5/1/2034, SPA: Barclays Bank PLC	52,000,000	52,000,000
Series A, 0.2% ***, 2/15/2030, SPA: JPMorgan Chase Bank	31,550,000	31,550,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3-E, 0.23% ***, 11/1/2022, SPA: Landesbank Baden-Wurttemberg	32,750,000	32,750,000
New York, NY, General Obligation:
Series J-3, 0.18% ***, 8/1/2023, LIQ: Barclays Bank PLC	50,000,000	50,000,000
Series G-4, 0.18% ***, 3/1/2039, LIQ: Barclays Bank PLC	123,700,000	123,700,000
Series C-3A, 0.2% ***, 8/1/2020, LIQ: Bank of Nova Scotia	57,000,000	57,000,000
Series C-3B, 0.2% ***, 8/1/2020, LIQ: Lloyds TSB Bank PLC	27,000,000	27,000,000
Series A-6, 144A, 0.23% ***, 8/1/2031, LOC: Landesbank Baden-Wurttemberg	29,765,000	29,765,427
Series H-2, 0.24% ***, 8/1/2014, INS: NATL, SPA: Wachovia Bank NA	13,100,000	13,100,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 0.26% ***, 12/1/2031, LOC: Branch Banking & Trust	12,460,000	12,460,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series H, 0.2% ***, 1/15/2045, LOC: Wells Fargo Bank NA	25,300,000	25,300,000
North Carolina, State Education Assistance Authority Revenue, Student Loan:
Series A-2, AMT, 0.28% ***, 9/1/2035, LOC: Royal Bank of Canada	46,900,000	46,900,000
Series 5, AMT, 0.31% ***, 9/1/2035, LOC: Branch Banking & Trust	24,015,000	24,015,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series B, AMT, 0.26% ***, 12/1/2035, LOC: Bank of America NA	10,000,000	10,000,000
Ohio, Housing Finance Agency, Residential Mortgage-Backed Revenue, Series F, AMT, 0.23% ***, 3/1/2037, INS: Fannie Mae & Ginnie Mae, SPA: Citibank NA	31,930,000	31,930,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.23% ***, 9/1/2036, INS: Fannie Mae & Ginnie Mae, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.22% ***, 12/1/2033, LOC: Wells Fargo Bank NA	12,635,000	12,635,000
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Series 12C, 144A, 0.25% ***, 3/1/2031, LIQ: Wells Fargo Bank NA	29,995,000	29,995,000
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.25% ***, 1/1/2042, LOC: KBC Bank NV	15,480,000	15,480,000
Oklahoma, State Turnpike Authority Revenue:
Series F, 0.22% ***, 1/1/2028, SPA: JPMorgan Chase Bank	14,500,000	14,500,000
Series B, 0.24% ***, 1/1/2028, SPA: Royal Bank of Canada	20,330,000	20,330,000
Series C, 0.24% ***, 1/1/2028, SPA: Bank of America NA	69,810,000	69,810,000
Series D, 0.24% ***, 1/1/2028, SPA: Royal Bank of Canada	24,060,000	24,060,000
Oregon, State Facilities Authority Revenue, Childpeace Montessori, Series A, 0.24% ***, 10/1/2037, LOC: Bank of The West	7,000,000	7,000,000
Palm Beach County, FL, Solid Waste Authority Revenue, 1.0%, Mandatory Put 1/12/2012 @ 100, 10/1/2031	100,000,000	100,451,579
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel University, Series B, 0.23% ***, 5/1/2032, LOC: Landesbank Hessen-Thuringen	11,685,000	11,685,000
Philadelphia, School District, Series F, 0.2% ***, 9/1/2030, LOC: Barclays Bank PLC	44,300,000	44,300,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.23% ***, 6/15/2025, LOC: TD Bank NA	15,300,000	15,300,000
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Series B, 0.22% ***, 1/1/2034, LOC: US Bank NA	9,000,000	9,000,000
Series C, 0.22% ***, 1/1/2034, LOC: TD Bank NA	6,000,000	6,000,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.24% ***, 11/1/2038, LOC: Northern Trust Co.	9,750,000	9,750,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.25% ***, 5/1/2036, LOC: US Bank NA	10,595,000	10,595,000
Sacramento County, CA, Multi-Family Housing Authority Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 0.26% ***, 7/1/2036, LOC: Citibank NA	5,196,000	5,196,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.24% ***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority Lease Revenue, Hayes Mansion, Series D, 0.22% ***, 6/1/2025, LOC: US Bank NA (b)	42,580,000	42,580,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.23% ***, 6/1/2025, LOC: Bank of America NA (b)	13,015,000	13,015,000
San Jose, CA, Lease Finance Authority, 0.32%, 5/2/2011	11,196,000	11,196,000
Sarasota County, FL, Continuing Care Retirement Community Revenue, Glenridge Palmer Project, 0.23% ***, 6/1/2036, LOC: Bank of Scotland	20,000,000	20,000,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.25% ***, 7/1/2037, LOC: Bank of America NA	26,665,000	26,665,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 0.22% ***, 7/1/2028, SPA: Landesbank Hessen-Thuringen	7,000,000	7,000,000
St. James Parish, LA, Nustar Logistics, Series A, 0.24% ***, 10/1/2040, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Northwest Senior Edgemere Project, Series B, 144A, 0.23% ***, 11/15/2036, LOC: LaSalle Bank NA	9,330,000	9,330,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.24% ***, 4/1/2021, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	10,470,000	10,470,000
Texas, State General Obligation:
Series D, 0.26% ***, 12/1/2030, LOC: Lloyds TSB Bank PLC	16,480,000	16,480,000
Series E, 0.45% ***, 6/1/2032, LOC: Sumitomo Mitsui Banking (b)	24,995,000	24,995,000
Texas, State Tax & Revenue Anticipation Notes:
Series 3812, 144A, 0.23% ***, 8/31/2011, LIQ: JPMorgan Chase & Co.	125,500,000	125,500,000
2.0%, 8/31/2011	109,765,000	110,515,828
Texas, State Veterans Housing Assistance Fund II, Series C, 0.26% ***, 6/1/2031, SPA: JPMorgan Chase & Co. (b)	11,560,000	11,560,000
Texas, University of Houston Revenues, Consolidated Systems, 0.23% ***, 2/15/2024	9,625,000	9,625,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.23% ***, 7/1/2037, LOC: Bank of Scotland	23,750,000	23,750,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.25% ***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	7,000,000	7,000,000
Union County, NC, Enterprise Systems Revenue, 0.22% ***, 6/1/2034, LOC: Bank of America NA	11,600,000	11,600,000
University of Chicago, 0.27%, 6/15/2011	8,000,000	7,995,500
University of New Mexico, Systems Improvement Revenues, 0.24% ***, 6/1/2026, SPA: JPMorgan Chase Bank	21,000,000	21,000,000
University of Texas, Financing Systems Revenues:
Series B, 0.17% ***, 8/1/2025, LIQ: University of Texas Investment Management Co.	51,180,000	51,180,000
Series B, 0.18% ***, 8/1/2039, LIQ: University of Texas Investment Management Co.	53,575,000	53,575,000
University of Washington, 0.26%, 4/6/2011	15,000,000	15,000,000
Vermont, Educational & Health Buildings, Financing Agency Revenue, Norwich University Project, 0.22% ***, 9/1/2038, LOC: TD Bank NA	9,600,000	9,600,000
Vermont, State Student Assistance Corp., Education Loan Revenue, Series C-2, 144A, AMT, 0.26% ***, 12/15/2040, LOC: Lloyds Bank	31,000,000	31,000,000
Vermont, State Student Assistance Corp., Education Loan Revenue., Series B-1, AMT, 0.24% ***, 12/15/2039, LOC: Bank of New York	62,790,000	62,790,000
Waco, TX, Educational Finance Corp. Revenue, Baylor University, Series B, 0.24% ***, 2/1/2032, SPA: JPMorgan Chase Bank	60,000,000	60,000,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.3% ***, 7/1/2030, LOC: JP Morgan Chase & Co.	20,000,000	20,000,000
Washington, State General Obligation, Series 16C, 144A, 0.25% ***, 2/1/2036, LIQ: Wells Fargo Bank NA	10,700,000	10,700,000
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.23% ***, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, New Tacoma Apartments Project, 0.24% ***, 1/1/2040, LOC: Wells Fargo Bank NA	11,400,000	11,400,000
Washington, State Housing Finance Commission, Nonprofit Housing Revenue, Emerald Heights Project, 0.27% ***, 7/1/2033, LOC: Bank of America NA	16,800,000	16,800,000
Washington, State Housing Finance Commission, Nonprofit Revenue, St. Thomas School Project, Series B, 0.24% ***, 7/1/2036, LOC: Bank of America NA	10,510,000	10,510,000
Washington County, AL, Industrial Development Authority Revenue, Bay Gas Storage Co. Ltd. Project, 144A, 0.22% ***, 8/1/2037, LOC: UBS AG	9,165,000	9,165,000
Washington, DC, Metropolitan Airport Authority Systems, Series C-1, 144A, AMT, 0.18% ***, 10/1/2033, LOC: Barclays Bank PLC	66,750,000	66,750,000
Wichita, KS, Hospital Revenue, Christi Health Facilities-VIII, Series B-1, 0.22% ***, 11/15/2039, LOC: JPMorgan Chase & Co.	6,800,000	6,800,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.25% ***, 3/1/2033, LOC: Fannie Mae & Freddie Mac (b)	14,610,000	14,610,000
Wyoming, Student Loan Corp. Revenue, Series A-3, 0.25% ***, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

Total Municipal Bonds and Notes (Cost $4,889,010,334)		4,889,010,334
Repurchase Agreements 0.4%
Merrill Lynch & Co., Inc., 0.18%, dated 3/31/2011, to be repurchased at $2,045,821 on 4/1/2011 (c)	2,045,811	2,045,811
Morgan Stanley & Co., Inc., 0.17%, dated 3/31/2011, to be repurchased at $129,507,305 on 4/1/2011 (d)	129,506,693	129,506,693

Total Repurchase Agreements (Cost $131,552,504)		131,552,504

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,415,397,455) †	100.6	31,415,397,455
Other Assets and Liabilities, Net	(0.6)	(202,401,361)

Net Assets	100.0	31,212,996,094

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

** Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of March 31, 2011.

† The cost for federal income tax purposes was $31,415,397,455.
(a) Government-backed debt issued by financial companies or government sponsored enterprises.
(b) Taxable issue.
(c) Collateralized by $1,995,439 Federal National Mortgage Association, 3.884%, maturing on 9/1/2039 with a value of $2,086,728.
(d) Collateralized by $129,362,534 Federal Home Loan Mortgage Corp., with various coupon rates from 3.5-5.5%, with various maturity dates of 10/1/2038-2/1/2041 with a value of $133,309,490.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(e)	$—	$31,283,844,951	$—	$31,283,844,951
Repurchase Agreements	—	131,552,504	—	131,552,504
Total	$—	$31,415,397,455	$—	$31,415,397,455

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011